Gains or losses on financial assets and liabilities - Schedule of detail of asset balances measured at fair value through profit or loss (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial instruments
Financial assets at fair value through profit or loss	€ 268,125	€ 244,298	€ 192,604
Loans and advances
Financial instruments
Financial assets at fair value through profit or loss	80,218	72,931	51,072
Central banks
Financial instruments
Financial assets at fair value through profit or loss	14,632	12,966	17,717
Credit institutions
Financial instruments
Financial assets at fair value through profit or loss	26,380	27,722	14,520
Customers
Financial instruments
Financial assets at fair value through profit or loss	39,206	32,243	18,835
Debt securities
Financial instruments
Financial assets at fair value through profit or loss	101,707	85,990	66,079
Equity instruments
Financial instruments
Financial assets at fair value through profit or loss	27,845	21,277	19,125
Derivatives
Financial instruments
Financial assets at fair value through profit or loss	€ 58,355	€ 64,100	€ 56,328